Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Interest-bearing Loans and Borrowings

	Year ended December 31,
	2020	2019
	£’000s	£’000s
Convertible loan notes	3,196	—
Bank loan	—	20,512
Private placement – Loan Notes	12,946	—

At December 31	16,142	20,512

Current	—	15,139
Non-current	16,142	5,373

Disclosure of movements in the carrying value of the liability component of the loan notes
The movements in the carrying value of the liability component of the Loan Notes is included in the table below:

	Year ended December 31,
	2020	2019
	£’000s	£’000s
Liability component at date of issue (net of transaction costs)	24,417	—
Interest charged (using effective interest rate)	1,803	—
Converted to equity	(13,274)	—

Carrying amount of liability component	12,946	—

Disclosure of movements in the carrying value of the embedded derivative
The movements in the carrying value of the embedded derivative relating to the conversion feature is included in the table below:

	Year ended December 31,
	2020	2019
	£’000s	£’000s
January 1	—	—
Arising during the year	11,913	—
Change in fair value	63,158	—
Reclassified to equity	(75,071)	—

December 31	—	—

Disclosure of the inputs into the model used to fair value the embedded derivative

	December 31, 2020	June 30, 2020	June 3, 2020
Expected volatility (%)	—	61	61
Risk-free interest rate (%)	—	0.19	0.27
Credit spread %	—	1.8 6	2.01
Expected life of share options (years)	—	3	3
Market price of ordinary shares (£)	—	0.46	0.19
Probability of resolutions passing (%)	—	100	90
Models used	—	Discounted cash flow/Black-Scholes model	Discounted cash flow/Black-Scholes model